Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 1,584,239	₩ 1,632,971
Reserve deposits	13,840,988	2,360,416
Other	1,081,698	2,182,119
Restricted due from banks at amortized cost, total	16,506,925	6,175,506	₩ 13,435,531
Domestic currency
Restricted due from banks at amortized cost [Line Items]
Deposits	0	0
Reserve deposits	13,840,988	2,360,416
Other	1,081,698	2,182,119
Restricted due from banks at amortized cost, total	14,922,686	4,542,535
Foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	1,584,239	1,632,971
Reserve deposits	0	0
Other	0	0
Restricted due from banks at amortized cost, total	₩ 1,584,239	₩ 1,632,971